Cover	Sep. 24, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 24, 2026
Entity File Number	001-41293
Entity Registrant Name	Aspire-Lakewood Holdings, Inc.
Entity Central Index Key	0001847345
Entity Tax Identification Number	33-3467744
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	23150 Fashion Drive
Entity Address, City or Town	Estero
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33928
City Area Code	(908)
Local Phone Number	987-3002
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	ASBP
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of common stock
Title of 12(b) Security	Warrants, each exercisable for one share of common stock
Trading Symbol	ASBPW
Security Exchange Name	NASDAQ